Fees Summary	Oct. 15, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	129,450.45
Total Transaction Valuation	937,367,508
Total Offset Amount	0
Net Fee	$ 129,450.45